Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$11,553,285.14	0.0635005	$1,823,485.12	0.0100225	$9,729,800.02
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$81,843,285.14	0.0563570	$72,113,485.12	0.0496571	$9,729,800.02

Weighted Avg. Coupon (WAC)	5.31%		5.34%
Weighted Avg. Remaining Maturity (WARM)	17.53		16.74
Pool Receivables Balance	$112,550,938.58		$102,715,383.42
Remaining Number of Receivables	21,223		20,322

Adjusted Pool Balance	$111,755,311.52		$102,025,511.50

III. COLLECTIONS

Principal:
Principal Collections	$9,661,325.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$232,473.24
Total Principal Collections	$9,893,798.81

Interest:
Interest Collections	$496,721.41
Late Fees & Other Charges	$39,434.70
Interest on Repurchase Principal	$-
Total Interest Collections	$536,156.11

Collection Account Interest	$3,243.77
Reserve Account Interest	$2,464.45
Servicer Advances	$-

Total Collections	$10,435,663.14

1 of 3

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$10,435,663.14
Reserve Account Release					$-
Total Available for Distribution					$10,435,663.14
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$93,792.45	$-	$93,792.45	$93,792.45
Collection Account Interest					$3,243.77
Late Fees & Other Charges					$39,434.70
Total due to Servicer					$136,470.92

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$7,798.47		$7,798.47

Total Class A interest:		$7,798.47		$7,798.47	$7,798.47

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$10,190,085.17

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$9,729,800.02

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$9,729,800.02
Class A Notes Total:		$9,729,800.02		$9,729,800.02
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$9,729,800.02		$9,729,800.02

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					460,285.15

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$795,627.06
Beginning Period Amount	$795,627.06
Current Period Amortization	$105,755.14
Ending Period Required Amount	$689,871.92
Ending Period Amount	$689,871.92
Next Distribution Date Required Amount	$593,396.83

2 of 3

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	46
30/360 Days	30
Actual/360 Days	31

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	26.77%	29.32%	29.32%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.73%	19,861	96.47%	$99,084,395.16
30 - 60 Days	1.86%	377	2.89%	$2,965,452.67
61 - 90 Days	0.39%	80	0.62%	$632,970.00
91-120 Days	0.02%	4	0.03%	$32,565.59
121 + Days	0.00%	0	0.00%	$-
Total		20,322		$102,715,383.42

Delinquent Receivables 30+ Days Past Due
Current Period	2.27%	461	3.53%	$3,630,988.26
1st Preceding Collection Period	2.25%	478	3.46%	$3,899,765.81
2nd Preceding Collection Period	2.30%	512	3.46%	$4,293,281.48
3rd Preceding Collection Period	2.81%	654	4.31%	$5,811,562.41
Four-Month Average	2.41%		3.69%

Repossession in Current Period		14		$125,257.41
Repossession Inventory		31		$38,353.45

Current Charge-Offs
Gross Principal of Charge-Offs				$174,229.59
Recoveries				$(232,473.24)
Net Loss				$(58,243.65)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.62%

Average Pool Balance for Current Period				$107,633,161.00

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.65%
1st Preceding Collection Period				-1.60%
2nd Preceding Collection Period				-0.38%
3rd Preceding Collection Period				0.02%
Four-Month Average				-0.65%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	20	2,570	$37,382,762.52
Recoveries	31	2,403	$(24,715,516.70)
Net Loss			$12,667,245.82
Cumulative Net Loss as a % of Initial Pool Balance			0.83%

Net Loss for Receivables that have experienced a Net Loss *	11	2,104	$12,837,905.47
Average Net Loss for Receivables that have experienced a Net Loss			$6,101.67

Principal Balance of Extensions			$527,486.78
Number of Extensions			63

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3